Long-Term Borrowings	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings [Abstract]
LONG-TERM BORROWINGS

14. LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Long-term borrowing, current	4,502	—
Long-term borrowings, non-current	388	—
Total	4,890	—

In 2021, the Group entered into a loan agreement with another commercial bank with a principal of RMB8,780 at an annual interest rate of 6.19%. The due date was January 2024. The loan has been derecognized in connection with the disposal of the subsidiaries as of December 31, 2023.